UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06379

Nuveen Municipal Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Opportunity Fund, Inc. (NIO)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.1% (0.8% of Total Investments)
$ 10,500	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AA+	$ 10,871,595
	Series 2007A, 4.500%, 1/01/43 – BHAC Insured
10,195	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A, 5.375%, 2/01/27 –	8/12 at 100.00	Caa3	6,581,994
	FGIC Insured (4)
20,695	Total Alabama			17,453,589
	Arizona – 2.8% (1.9% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB–	4,396,874
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona State University, Certificates of Participation, Resh Infrastructure Projects,
	Series 2005A:
2,000	5.000%, 9/01/25 – AMBAC Insured	3/15 at 100.00	AA–	2,173,780
2,000	5.000%, 9/01/27 – AMBAC Insured	3/15 at 100.00	AA–	2,171,660
1,000	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	1,096,650
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA–	3,363,330
	5.000%, 10/01/29 – AGC Insured
1,000	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AA (5)	1,090,460
	Series 2004A, 5.000%, 7/01/22 (Pre-refunded 7/01/14) – AGM Insured
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	Aa2	6,046,352
	14.880%, 7/01/26 – AGM Insured (IF)
1,150	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AA+	1,228,913
	Series 2004, 5.000%, 7/01/27 – NPFG Insured
13,490	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	14,827,803
	2005, 4.750%, 7/01/25 – NPFG Insured
5,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Excise Tax Revenue Bonds, Civic	7/15 at 100.00	AA+	5,439,900
	Plaza Expansion Project, Series 2005A, 5.000%, 7/01/41 – FGIC Insured
38,070	Total Arizona			41,835,722
	Arkansas – 0.2% (0.1% of Total Investments)
2,660	Arkansas State University, Student Fee Revenue Bonds, Beebe Campus, Series 2006, 5.000%,	9/15 at 100.00	A1	2,805,449
	9/01/35 – AMBAC Insured
	California – 20.8% (14.0% of Total Investments)
5,600	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	BBB+	4,109,672
	2004A, 0.000%, 10/01/20 – AMBAC Insured
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
30	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	33,270
25	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	27,725
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
3,670	5.000%, 12/01/24 – NPFG Insured (UB)	12/14 at 100.00	AAA	4,023,788
2,795	5.000%, 12/01/27 – NPFG Insured (UB)	12/14 at 100.00	AAA	3,059,463
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	3,260,220
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 3294:
3,220	9.230%, 2/15/20 (IF) (6)	No Opt. Call	AA–	3,857,045
1,275	9.230%, 2/15/20 (IF)	No Opt. Call	AA–	1,527,246
1,215	9.230%, 2/15/20 (IF)	No Opt. Call	AA–	1,455,157
10,150	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	10,753,316
10,920	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	11,985,246
	Series 2012A, 5.000%, 4/01/42
3,500	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,856,405
	Bonds, Series 2005A, 5.000%, 8/01/26 – FGIC Insured
5,750	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/15 at 100.00	AAA	6,338,973
	System Subordinated Revenue Bonds, Series 2005A, 5.000%, 6/01/27 – NPFG Insured
10,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	10,241,900
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/38 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
15,510	4.500%, 6/01/27	6/17 at 100.00	BB–	13,313,164
3,760	5.000%, 6/01/33	6/17 at 100.00	BB–	3,018,603
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation	3/16 at 100.00	A–	1,536,066
	Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
5,600	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	Aa2	3,544,800
	11/01/24 – AGM Insured
2,740	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AA	3,131,847
	FGIC Insured (Alternative Minimum Tax)
20,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	Aa2 (5)	20,883,400
	5.000%, 7/01/21 (Pre-refunded 7/01/13) – AGM Insured
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	3,385,950
	5.000%, 7/01/24 – FGIC Insured
5,200	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA–	4,451,044
	AGC Insured
5,515	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	A	5,559,010
	(Alternative Minimum Tax)
690	Port of Oakland, California, Revenue Bonds, Series 2002L, 5.000%, 11/01/22 (Pre-refunded	11/12 at 100.00	A (5)	698,204
	11/01/12) – FGIC Insured
	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project,
	Series 2001:
15,000	5.200%, 6/15/30 – AMBAC Insured	12/12 at 100.00	N/R	15,046,800
6,000	5.125%, 6/15/33 – AMBAC Insured	12/12 at 100.00	N/R	6,013,080
2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	A	2,112,941
	5.000%, 6/01/30 – FGIC Insured
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	7/13 at 100.00	AA–	6,185,640
	Series 2003, 5.000%, 7/01/26 – AGM Insured
2,970	Riverside Community College District, California, General Obligation Bonds, Series 2005,	8/15 at 100.00	AA	3,341,102
	5.000%, 8/01/22 – AGM Insured
2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/15 at 100.00	AA	2,791,550
	2005B, 4.750%, 12/01/21 – FGIC Insured
1,220	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding	7/15 at 100.00	AA+	1,361,984
	Series 2005A, 5.000%, 7/01/22 – NPFG Insured
3,030	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	1/13 at 100.00	AA+	3,040,696
	2001, 5.125%, 7/01/36 – AMBAC Insured
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	56,991,663
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
31,615	5.250%, 1/15/30 – NPFG Insured	1/13 at 100.00	BBB	31,613,416
21,500	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	7,244,640
21,255	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	19,627,080
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
11,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	BBB	13,080,600
	Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured
6,785	Santa Clara Valley Water District, California, Water Revenue Bonds, Series 2006A, 3.750%,	6/16 at 100.00	Aa1	7,154,850
	6/01/25 – AGM Insured
9,375	University of California, General Revenue Bonds, Limited Project Series 2012G, 5.000%, 5/15/37	5/22 at 100.00	Aa2	10,855,781
	(WI/DD, Settling 8/09/12)
5,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation	1/14 at 100.00	A+	5,124,600
	District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured
336,905	Total California			315,637,937
	Colorado – 3.4% (2.3% of Total Investments)
1,080	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,095,844
	SYNCORA GTY Insured
1,900	Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open Space, Series 2005B, 5.250%,	11/15 at 100.00	Aa2	2,142,060
	11/01/24 – AGM Insured
1,000	Colorado Department of Transportation, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	AA– (5)	1,087,070
	6/15/25 (Pre-refunded 6/15/14) – NPFG Insured
4,950	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (5)	5,254,871
	Senior Lien Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
1,740	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation	12/14 at 100.00	Aa1 (5)	1,927,033
	Bonds, Series 2005B, 5.000%, 12/15/28 (Pre-refunded 12/15/14) – AGM Insured
35,995	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	BBB	21,951,911
	9/01/23 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	BBB	4,786,400
	NPFG Insured
4,520	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aa2 (5)	5,017,200
	12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)
4,335	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA–	4,883,031
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
2,500	Summit County School District RE-1, Summit, Colorado, General Obligation Bonds, Series 2004B,	12/14 at 100.00	Aa2 (5)	2,769,600
	5.000%, 12/01/24 (Pre-refunded 12/01/14) – FGIC Insured
355	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	389,801
	FGIC Insured
645	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30	6/15 at 100.00	Aa2 (5)	727,876
	(Pre-refunded 6/01/15) – FGIC Insured
69,020	Total Colorado			52,032,697
	Connecticut – 0.2% (0.2% of Total Investments)
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	3,676,823
	Series 2010G, 5.000%, 7/01/39
	District of Columbia – 0.9% (0.6% of Total Investments)
	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Subordinate
	Lien Series 2003:
5,000	5.125%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,284,050
5,000	5.125%, 10/01/25 (Pre-refunded 10/01/13) – FGIC Insured	10/13 at 100.00	AA (5)	5,284,050
2,670	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	3,077,576
	Tender Option Bond Trust 1606, 11.436%, 10/01/30 – AMBAC Insured (IF)
12,670	Total District of Columbia			13,645,676
	Florida – 22.7% (15.3% of Total Investments)
1,250	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/24 – AMBAC Insured	9/15 at 100.00	A1	1,336,700
3,820	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.250%,	7/13 at 100.00	Aa3 (5)	3,995,682
	7/01/19 (Pre-refunded 7/01/13) – NPFG Insured
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	10/14 at 100.00	A+	1,344,602
	AMBAC Insured
875	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23	10/14 at 100.00	A1 (5)	958,046
	(Pre-refunded 10/01/14) – AMBAC Insured
4,500	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%, 10/01/24	10/13 at 100.00	AA+ (5)	4,751,820
	(Pre-refunded 10/01/13) – NPFG Insured
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA–	6,727,740
	AGM Insured
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (UB)	11/17 at 100.00	AAA	5,609,278
12,585	5.000%, 11/01/32 – AGM Insured (UB)	11/17 at 100.00	AAA	13,648,936
1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23	10/14 at 100.00	AA– (5)	1,649,895
	(Pre-refunded 10/01/14) – NPFG Insured
3,000	Collier County, Florida, Gas Tax Revenue Bonds, Series 2005, 5.000%, 6/01/22 – AMBAC Insured	6/15 at 100.00	AA–	3,284,700
	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta
	Pointe Apartments Project, Series 1997A:
1,230	5.650%, 9/01/17 – AGM Insured (Alternative Minimum Tax)	9/12 at 100.00	AA+	1,232,829
1,890	5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	9/12 at 100.00	AA+	1,892,646
900	Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995, 5.750%, 10/01/15 –	10/12 at 100.00	A2	903,960
	NPFG Insured
	Davie, Florida, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 2003:
910	5.250%, 10/01/17 – AMBAC Insured	10/13 at 100.00	N/R	952,588
475	5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	N/R	493,273
	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003:
1,250	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A1	1,287,850
1,095	5.000%, 10/01/23 – NPFG Insured	10/13 at 100.00	A1	1,127,872
1,225	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,260,746
2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%,	2/15 at 100.00	BBB	2,604,725
	2/01/22 – NPFG Insured
2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue	8/15 at 100.00	AA–	2,726,100
	Program, Series 2005A, 5.000%, 8/01/30 – AGM Insured
1,200	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	1,262,472
	NPFG Insured
3,945	Florida Governmental Utility Authority, Utility System Revenue Bonds, Citrus Project, Series	10/13 at 100.00	A– (5)	4,165,762
	2003, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AMBAC Insured
1,000	Florida Governmental Utility Authority, Utility System Revenue Bonds, Golden Gate Project,	1/13 at 100.00	N/R	1,000,560
	Series 1999, 5.000%, 7/01/29 – AMBAC Insured
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
250	5.375%, 11/01/25 – NPFG Insured	11/12 at 100.00	A–	250,478
185	5.375%, 11/01/30 – NPFG Insured	11/12 at 100.00	A–	185,300
180	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18 –	11/12 at 100.00	Baa2	181,370
	NPFG Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA–	2,092,100
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
1,915	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA–	2,070,785
	AGM Insured
2,500	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	BBB	3,123,425
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured
1,000	Hillsborough County School Board, Florida, Certificates of Participation, Master Lease	7/15 at 100.00	Aa2	1,096,650
	Program, Series 2005A, 5.000%, 7/01/26 – NPFG Insured
6,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2 (5)	6,262,200
	7/01/29 (Pre-refunded 7/01/13) – NPFG Insured
2,000	Hillsborough County, Florida, Community Investment Tax Revenue Bonds, Series 2004, 5.000%,	11/13 at 101.00	AA (5)	2,139,600
	5/01/23 (Pre-refunded 11/01/13) – AMBAC Insured
1,000	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	1,104,720
	10/01/25 – FGIC Insured
2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%,	7/15 at 100.00	A+	2,786,563
	7/01/22 – NPFG Insured
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/15 at 102.00	Baa2	1,709,797
1,830	5.000%, 5/01/27 – NPFG Insured	5/15 at 102.00	Baa2	1,888,999
1,480	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1 (5)	1,565,337
	10/01/20 (Pre-refunded 10/01/13) – NPFG Insured
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Crossover Refunding Series 2007B,	10/14 at 100.00	AA	1,615,650
	5.000%, 10/01/24 – NPFG Insured
1,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/14 –	10/13 at 100.00	AA	1,054,000
	FGIC Insured
1,450	Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%, 10/01/22 – AMBAC Insured	10/13 at 100.00	AAA	1,522,529
	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
1,730	5.000%, 10/01/18 – AMBAC Insured	10/12 at 100.00	N/R	1,737,128
2,000	5.000%, 10/01/19 – AMBAC Insured	10/12 at 100.00	N/R	2,007,660
4,665	Lee County, Florida, Airport Revenue Refunding Bonds, Series 2011A, 5.375%, 10/01/32 – AGM	8/21 at 100.00	AA–	5,237,722
	Insured (Alternative Minimum Tax)
1,230	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 –	10/14 at 100.00	A2	1,292,213
	FGIC Insured
1,505	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/21 –	10/14 at 100.00	A–	1,597,362
	AMBAC Insured
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A	1,041,920
	NPFG Insured
3,000	Leesburg, Florida, Utility Revenue Bonds, Series 2007, 5.000%, 10/01/37 – NPFG Insured	10/17 at 100.00	Aa3	3,214,530
2,000	Manatee County, Florida, Public Utilities Revenue Bonds, Series 2003, 5.125%, 10/01/20	10/13 at 100.00	Aa2 (5)	2,113,620
	(Pre-refunded 10/01/13) – NPFG Insured
	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003:
1,350	5.250%, 10/01/17 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,428,665
1,000	5.250%, 10/01/18 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3 (5)	1,058,270
2,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	2,085,960
	NPFG Insured
2,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002A,	10/12 at 100.00	AA–	2,204,466
	5.125%, 10/01/35 – AGM Insured (Alternative Minimum Tax)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
5,615	5.750%, 10/01/19 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,649,813
35,920	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	36,003,331
12,930	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	12/15 at 100.00	Aa3	13,270,706
	2005A, 5.000%, 6/01/32 – NPFG Insured
5,320	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	Aa3	5,507,636
	2005B, 5.000%, 6/01/25 – NPFG Insured
18,000	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 1997A, 0.000%,	10/12 at 62.21	A+	11,105,640
	10/01/21 – NPFG Insured
3,000	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,279,600
	7/01/35 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	Aa2	2,547,700
	5.250%, 10/01/22 – AGM Insured
	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and
	Improvement Development Unit 9B, Series 2005:
1,290	5.000%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB	1,374,237
2,145	5.000%, 8/01/29 – NPFG Insured	8/15 at 102.00	BBB	2,264,133
2,000	Okaloosa County, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 7/01/36 –	7/16 at 100.00	AA–	2,124,280
	AGM Insured
7,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc.,	4/22 at 100.00	A	7,565,040
	Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA	1,103,700
	8/01/27 – FGIC Insured
3,180	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/19 – FGIC Insured	1/13 at 100.00	AA+	3,237,685
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	AA–	2,644,600
	SYNCORA GTY Insured
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
2,500	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	Aa3	2,660,125
7,820	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	Aa3	8,263,394
1,750	Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay Utility Corporation, Series 2003,	10/13 at 100.00	Aa3	1,835,015
	5.000%, 10/01/20 – NPFG Insured
1,065	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	1/13 at 100.00	AA–	1,066,598
	Westlake Apartments Phase II, Series 2002, 5.150%, 7/01/22 – AGM Insured (Alternative
	Minimum Tax)
2,150	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AA– (5)	2,299,490
	8/01/24 (Pre-refunded 8/01/14) – FGIC Insured
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,337,770
	8/01/27 – NPFG Insured
8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%,	No Opt. Call	AA+	7,840,800
	10/01/14 – AMBAC Insured
	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003:
1,000	5.250%, 10/01/19 – NPFG Insured	10/13 at 100.00	A1	1,043,820
500	5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A1	521,910
500	5.250%, 10/01/21 – NPFG Insured	10/13 at 100.00	A1	521,195
3,000	Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2006 Refunding, 5.000%,	4/16 at 100.00	AA	3,347,580
	10/01/36 – AGM Insured
	Plantation, Florida, Non-Ad Valorem Revenue Refunding and Improvement Bonds, Series 2003:
2,225	5.000%, 8/15/18 – AGM Insured	8/13 at 100.00	Aa3	2,322,945
1,300	5.000%, 8/15/21 – AGM Insured	8/13 at 100.00	Aa3	1,356,394
1,170	Polk County, Florida, Utility System Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	Aa3	1,252,029
	FGIC Insured
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	BBB	1,035,620
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	6,077,350
8,500	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA–	9,307,500
1,830	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2003, 5.000%, 9/01/21	9/13 at 100.00	AA– (5)	1,925,252
	(Pre-refunded 9/01/13) – NPFG Insured
1,000	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2004, 5.000%, 9/01/21	9/14 at 100.00	AA– (5)	1,070,130
	(Pre-refunded 9/01/14) – NPFG Insured
1,895	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	6/15 at 100.00	Aa3	2,075,233
	Bonds, Series 2005B, 5.000%, 6/01/25 – AMBAC Insured
4,260	Saint Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA–	4,572,088
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
	Sebring, Florida, Water and Wastewater Revenue Refunding Bonds, Series 2002:
1,360	5.250%, 1/01/17 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	1,388,043
770	5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	785,877
500	5.250%, 1/01/20 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	AA– (5)	510,310
5,740	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2 (5)	7,008,770
	1992, 6.000%, 10/01/19 – NPFG Insured (ETM)
3,530	Seminole County, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series	No Opt. Call	Aa2	3,830,121
	1992, 6.000%, 10/01/19 – NPFG Insured
	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993:
5,005	5.500%, 10/01/15 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	5,409,354
1,200	5.500%, 10/01/21 – FGIC Insured (ETM)	No Opt. Call	N/R (5)	1,522,740
	St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional Sports Facility, Series 2003:
1,475	5.125%, 10/01/20 – AGM Insured	10/13 at 100.00	Aa3	1,546,479
1,555	5.125%, 10/01/21 – AGM Insured	10/13 at 100.00	Aa3	1,628,863
2,500	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,738,225
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	Aa2	451,640
1,765	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue	1/15 at 100.00	AA+	1,923,162
	Bonds, Stadium Project, Series 2005, 5.000%, 1/01/22 – AGM Insured
1,500	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	12/12 at 100.00	Aaa	1,519,800
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,335	Tampa, Florida, Revenue Bonds, University of Tampa, Series 2006, 5.000%, 4/01/35 – CIFG Insured	4/16 at 100.00	Aa3	10,656,935
1,390	Venice, Florida, General Obligation Bonds, Series 2004, 5.000%, 2/01/24 – AMBAC Insured	2/14 at 100.00	AA+	1,470,425
4,275	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa3	4,509,484
	8/01/24 – AGM Insured
2,000	Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA–	2,171,460
12,000	Volusia County, Florida, School Board Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3	12,748,440
	Series 2007, 5.000%, 8/01/32 – AGM Insured
1,785	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004, 5.000%,	12/14 at 100.00	Aa3	1,867,592
	12/01/24 – AGM Insured
333,145	Total Florida			344,985,860
	Georgia – 1.9% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA–	1,070,180
	AGM Insured
10,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA–	11,435,100
	AGM Insured
1,155	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA–	1,246,765
	AGM Insured
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	AA	3,128,151
	4.000%, 8/01/26
1,520	College Park Business and Industrial Development Authority, Georgia, Revenue Bonds, Public	9/14 at 102.00	AA–	1,673,414
	Safety Project, Series 2004, 5.250%, 9/01/23 – NPFG Insured
	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science
	Building, Series 2004:
1,695	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,811,819
1,135	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,210,148
4,500	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	4,623,795
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	Aa3	2,535,300
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
26,080	Total Georgia			28,734,672
	Idaho – 1.1% (0.7% of Total Investments)
12,930	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A	13,920,567
	2012A, 5.000%, 3/01/47 – AGM Insured
50	Idaho Housing Agency, Single Family Mortgage Senior Bonds, Series 1995B, 6.600%, 7/01/27	1/13 at 100.00	Aaa	50,233
	(Alternative Minimum Tax)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	1,129,730
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,203,162
15,045	Total Idaho			16,303,692
	Illinois – 8.6% (5.8% of Total Investments)
1,050	Bedford Park, Illinois, General Obligation Bonds, Series 2004A, 5.250%, 12/15/20 – AGM Insured	12/14 at 100.00	AA–	1,160,040
7,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA–	7,849,730
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
7,200	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A2	7,985,304
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
10,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 5.000%, 11/01/42	11/22 at 100.00	AA	11,407,000
6,775	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	6,601,696
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
10,580	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.500%,	11/12 at 100.00	Baa1	10,626,340
	5/15/21 – NPFG Insured
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/12 at 100.00	Baa2	3,299,448
	5.800%, 6/01/30 – NPFG Insured
6,720	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA–	7,794,528
	8/15/41 – AGM Insured
14,965	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A,	10/21 at 100.00	Aa1	16,956,243
	5.000%, 10/01/51
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,160	5.000%, 8/01/21	No Opt. Call	A	3,629,987
1,225	5.000%, 8/01/22	No Opt. Call	A	1,411,984
2,740	5.000%, 8/01/23	No Opt. Call	A	3,152,041
1,055	5.000%, 8/01/24	No Opt. Call	A	1,193,743
270	5.000%, 8/01/25	No Opt. Call	A	303,078
5,405	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	6,093,759
	5.000%, 1/01/24 – AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
20,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	3,801,800
15,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AAA	2,693,100
20,045	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	6,577,566
	Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured
5,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	7,400,947
	Project, Tender Option Bond Trust 3861, 13.577%, 6/15/42 (IF) (6)
	Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
4,260	5.000%, 12/01/22 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	Aaa	4,719,398
2,365	5.000%, 12/01/23 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	Aaa	2,620,042
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	A+	2,230,080
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA–	1,175,297
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA–	1,281,299
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA–	1,427,880
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,297,724
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA–	2,549,788
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA–	2,794,438
161,595	Total Illinois			130,034,280
	Indiana – 3.9% (2.6% of Total Investments)
2,030	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	7/13 at 100.00	AA+ (5)	2,123,421
	Bonds, Series 2003, 5.000%, 7/15/20 (Pre-refunded 7/15/13) – FGIC Insured
3,450	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	3,594,003
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,456,600
	5.000%, 12/01/37
8,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	9,163,425
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,687,100
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/28 –	No Opt. Call	AA	11,390,800
	AMBAC Insured
9,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA–	10,927,159
	5.500%, 1/01/38 – AGC Insured
1,340	Monroe-Gregg Grade School Building Corporation, Morgan County, Indiana, First Mortgage Bonds,	1/14 at 100.00	AA+ (5)	1,432,648
	Series 2004, 5.000%, 1/15/25 (Pre-refunded 1/15/14) – AGM Insured
5,000	Noblesville Redevelopment Authority, Indiana, Economic Development Lease Rental Bonds, Exit 10	7/13 at 100.00	AA– (5)	5,229,100
	Project, Series 2003, 5.000%, 1/15/28 (Pre-refunded 7/15/13) – AMBAC Insured
3,705	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage	7/13 at 100.00	Aa3 (5)	3,875,504
	Bonds, Series 2003, 5.000%, 7/15/16 (Pre-refunded 7/15/13) – AGM Insured
63,640	Total Indiana			58,879,760
	Kansas – 0.7% (0.4% of Total Investments)
2,055	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/23 (Pre-refunded	9/14 at 101.00	AA– (5)	2,275,625
	9/01/14) – AGM Insured
	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006:
2,145	5.000%, 9/01/27 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	2,353,044
4,835	5.000%, 9/01/29 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	Aa3 (5)	5,303,947
9,035	Total Kansas			9,932,616
	Kentucky – 2.2% (1.5% of Total Investments)
3,870	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds,	6/14 at 100.00	Aa3 (5)	4,200,266
	Series 2004, 5.000%, 6/01/20 (Pre-refunded 6/01/14) – NPFG Insured
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
3,860	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA–	4,719,004
10,000	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA–	11,838,600
7,500	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/16 at 100.00	AA+	8,514,675
	Series 2006B, 5.000%, 7/01/25 – AMBAC Insured
4,000	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health	6/22 at 100.00	AA	4,493,600
	Initiatives, Series 2012A, 5.000%, 12/01/35
29,230	Total Kentucky			33,766,145
	Louisiana – 4.4% (2.9% of Total Investments)
3,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA–	3,883,413
	Center, Refunding Series 2011A, 6.000%, 1/01/39 – AGM Insured
3,025	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 –	11/14 at 100.00	A+	3,276,045
	NPFG Insured
4,515	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	BBB	4,780,301
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,400	5.000%, 5/01/25 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	2,699,640
4,415	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	4,966,213
5,000	5.000%, 5/01/27 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (5)	5,624,250
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
3,300	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	3,543,012
35,725	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	37,411,577
38	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 15.835%,	5/16 at 100.00	Aa1	45,570
	5/01/34 – FGIC Insured (IF)
61,748	Total Louisiana			66,230,021
	Maine – 0.2% (0.1% of Total Investments)
3,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2003B, 5.000%,	7/13 at 100.00	Aaa	3,124,020
	7/01/28 (Pre-refunded 7/01/13) – AGM Insured
	Maryland – 0.4% (0.2% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	BB+	5,484,772
	9/01/28 – SYNCORA GTY Insured
	Massachusetts – 3.4% (2.3% of Total Investments)
4,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	5,092,785
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	8,127,504
	Tender Option Bond Trust 2010-20W, 13.855%, 12/15/34 (IF) (6)
11,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (5)	12,525,040
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
15,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	A1 (5)	16,052,100
	1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
7,255	Massachusetts Water Resources Authority, General Revenue Bonds Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	7,594,679
	AGM Insured (UB) (6)
1,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AA (5)	1,667,880
	2004-1, 5.375%, 11/01/20 (Pre-refunded 11/01/14) – AMBAC Insured
44,585	Total Massachusetts			51,059,988
	Michigan – 3.4% (2.3% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	Aa2	6,824,454
	Improvement Bonds, Series 2001A 6.000%, 5/01/29 – AGM Insured (UB)
1,695	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A+	1,790,869
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/12 at 100.00	BBB	5,764,560
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 5.500%, 7/01/32 –	1/13 at 100.00	A	1,372,393
	NPFG Insured (7)
575	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1	595,470
	Series 2003, 5.250%, 5/01/20 – AMBAC Insured
510	Grand Rapids Community College, Kent County, Michigan, General Obligation Refunding Bonds,	5/13 at 100.00	Aa1 (5)	529,273
	Series 2003, 5.250%, 5/01/20 (Pre-refunded 5/01/13) – AMBAC Insured
3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43 –	1/22 at 100.00	A2	3,183,780
	AGM Insured
8,260	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series	10/21 at 100.00	Aa3	9,515,024
	2011-II-A, 5.375%, 10/15/41
11,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	12,055,230
	2009C, 5.000%, 12/01/48
10,000	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,	12/12 at 100.00	BBB+	10,045,900
	Detroit Metropolitan Wayne County Airport, Series 2001A, 5.250%, 12/01/25 – NPFG Insured
48,530	Total Michigan			51,676,953
	Minnesota – 1.1% (0.8% of Total Investments)
	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities
	Transmission Project, Series 2012:
610	5.000%, 1/01/32	1/22 at 100.00	A–	700,518
145	5.000%, 1/01/42	1/22 at 100.00	A–	162,009
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA–	6,000,650
	2008B, 6.500%, 11/15/38 – AGC Insured
5,020	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	6,212,601
	5.000%, 8/01/18
4,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	4,412,960
	2009A, 5.000%, 1/01/15 – AGC Insured
14,775	Total Minnesota			17,488,738
	Missouri – 0.3% (0.2% of Total Investments)
4,125	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	4,877,359
	2005, 5.500%, 7/01/29 – NPFG Insured
	Montana – 0.2% (0.2% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	AA–	3,513,360
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.4% (1.6% of Total Investments)
27,125	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.750%, 9/01/37 –	9/17 at 100.00	AA	28,891,109
	FGIC Insured (UB) (6)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,759,750
	2009A, 5.375%, 4/01/39 – BHAC Insured
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AA–	1,082,130
	AGM Insured
33,125	Total Nebraska			35,732,989
	Nevada – 5.3% (3.6% of Total Investments)
7,000	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	7,832,650
	5.000%, 6/15/19 – FGIC Insured
3,500	Clark County School District, Nevada, General Obligation Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AA–	3,790,920
	6/15/18 – AGM Insured
3,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA–	3,373,200
	AGM Insured
	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,
	Series 2002:
3,630	5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (5)	3,688,625
8,475	5.000%, 6/01/32 (Pre-refunded 12/01/12) – NPFG Insured	12/12 at 100.00	AA+ (5)	8,611,532
16,840	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA–	18,907,784
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
7,370	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%,	7/14 at 100.00	A+	7,857,599
	7/01/25 – FGIC Insured
10,285	Henderson, Nevada, General Obligation Sewer Bonds, Series 2004, 5.000%, 6/01/34 (Pre-refunded	12/14 at 100.00	AA (5)	11,396,089
	12/01/14) – FGIC Insured
14,985	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.375%, 6/01/32 – NPFG Insured	1/13 at 100.00	A3	15,003,132
75,085	Total Nevada			80,461,531
	New Jersey – 5.0% (3.3% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
2,000	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	2,183,140
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,452,973
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
3,850	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	4,119,885
3,850	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	4,119,885
5,900	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	A	6,287,512
26,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA–	33,099,817
	AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
8,250	5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	8,577,443
2,000	5.000%, 1/01/23 – AGM Insured	7/13 at 100.00	AA–	2,069,800
3,320	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,578,694
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
6,715	4.500%, 6/01/23	6/17 at 100.00	B1	6,409,333
605	4.625%, 6/01/26	6/17 at 100.00	B1	550,865
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,749,136
	Series 2005, 5.250%, 1/01/26 – AGM Insured
66,070	Total New Jersey			75,198,483
	New Mexico – 1.2% (0.8% of Total Investments)
3,660	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	4,024,719
	5.000%, 6/15/25 – NPFG Insured
13,600	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A,	6/17 at 100.00	AA	14,888,464
	5.000%, 6/01/36 – AGM Insured
17,260	Total New Mexico			18,913,183
	New York – 7.2% (4.9% of Total Investments)
1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,030,362
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,360,337
	University, Series 2010A, 5.000%, 7/01/35
3,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	3,690,077
	2005F, 5.000%, 3/15/24 – AMBAC Insured
3,820	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,931,277
	2/15/47 – NPFG Insured
12,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	13,959,625
	5.000%, 12/01/25 – FGIC Insured
6,900	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	7,144,605
	5/01/33 – NPFG Insured
2,800	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA–	3,144,344
	5/01/36 – AGM Insured
3,025	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,495,962
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
2,615	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	3,215,744
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/21 –	9/15 at 100.00	AA	5,637,950
	AMBAC Insured
10,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	4/15 at 100.00	AA	11,028,900
	FGIC Insured
5,000	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/26 –	1/15 at 100.00	A+	5,466,900
	AMBAC Insured
14,000	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	15,471,260
	AGM Insured
2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	2,080,700
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2004A-1:
1,000	5.000%, 3/15/23 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,077,000
5,000	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	5,385,000
3,650	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	4,094,351
	5.000%, 3/15/25 – AGM Insured (UB)
10,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	A+	10,110,500
	Refunding Bonds, Series 2002E, 5.000%, 11/15/32 – NPFG Insured
99,750	Total New York			109,324,894
	North Carolina – 2.5% (1.7% of Total Investments)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,115	5.000%, 5/01/22 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,287,669
2,575	5.000%, 5/01/26 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	AA– (5)	2,785,223
13,800	North Carlolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	15,502,920
	Health System, Series 2012A, 5.000%, 6/01/42
4,970	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,470,280
	Refunding Series 2012A, 5.000%, 6/01/36
5,250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AA–	5,357,783
	1/01/16 – AGM Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A:
3,205	5.000%, 5/01/23 – AMBAC Insured	5/15 at 100.00	Aa3	3,470,086
3,295	5.000%, 5/01/24 – AMBAC Insured	5/15 at 100.00	Aa3	3,567,529
35,210	Total North Carolina			38,441,490
	North Dakota – 0.8% (0.5% of Total Investments)
4,200	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	4,546,374
	Group, Series 2012, 5.000%, 12/01/35
	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus Project, Series 2005A:
2,195	5.000%, 12/15/22 – NPFG Insured	12/15 at 100.00	Aa3	2,441,850
1,355	5.000%, 12/15/23 – NPFG Insured	12/15 at 100.00	Aa3	1,507,383
3,000	5.000%, 12/15/24 – NPFG Insured	12/15 at 100.00	Aa3	3,349,740
10,750	Total North Dakota			11,845,347
	Ohio – 4.9% (3.3% of Total Investments)
1,730	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	1,876,929
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,161,368
3,115	4.000%, 5/01/33	5/22 at 100.00	AA–	3,151,259
2,420	5.000%, 5/01/42	5/22 at 100.00	AA–	2,645,350
580	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B	486,800
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
2,650	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/24	6/14 at 100.00	A+ (5)	2,831,472
	(Pre-refunded 6/01/14) – FGIC Insured
2,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	2,225,780
	5.250%, 12/01/25 (Pre-refunded 12/01/14) – AGM Insured
2,385	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%,	6/14 at 100.00	BBB+	2,486,840
	12/01/22 – AMBAC Insured
6,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	6,677,400
	Improvement Series 2012A, 5.000%, 11/01/42
2,205	Hamilton City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 –	6/15 at 100.00	Baa2	2,349,075
	NPFG Insured
19,595	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	20,173,248
	AMBAC Insured
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	Aa3	5,472,109
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa3	7,667,160
4,475	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Cleveland Clinic	1/22 at 100.00	Aa2	4,996,114
	Health System Obligated Group, Series 2012A, 5.000%, 1/01/38
3,000	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aa2 (5)	3,191,010
	5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
2,000	5.750%, 12/01/32	12/22 at 100.00	N/R	2,101,620
1,320	6.000%, 12/01/42	12/22 at 100.00	N/R	1,396,996
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA–	2,260,620
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
67,785	Total Ohio			74,151,150
	Oklahoma – 2.8% (1.9% of Total Investments)
	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F:
3,500	5.000%, 7/01/24 – AMBAC Insured	7/15 at 100.00	AA	3,877,405
7,500	5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	8,274,600
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2010:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,206,740
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,752,960
760	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AA+	776,978
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)
21,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	A	21,879,900
	1/01/47 – FGIC Insured
4,880	University of Oklahoma, Student Housing Revenue Bonds, Series 2004, 5.000%, 7/01/22 –	7/14 at 100.00	Aa3	5,231,750
	AMBAC Insured
40,140	Total Oklahoma			43,000,333
	Oregon – 0.5% (0.3% of Total Investments)
2,535	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A,	5/15 at 100.00	AA	2,793,469
	5.000%, 5/01/25 – AGM Insured
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,871,360
	5.250%, 4/01/31
6,535	Total Oregon			7,664,829
	Pennsylvania – 5.3% (3.6% of Total Investments)
2,165	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2010,	12/20 at 100.00	AA–	2,433,677
	5.000%, 6/01/40 – AGM Insured
7,925	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	8,875,445
	5.000%, 6/01/26 – AGM Insured (UB)
4,175	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	4,509,710
	System Project, Series 2012, 5.000%, 6/01/42 (WI/DD, Settling 8/07/12)
5,250	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA–	5,787,390
	5.000%, 1/01/40 – AGM Insured
1,565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	1,800,595
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A	1,889,154
	2005A, 5.000%, 5/01/28 – NPFG Insured
5,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,220,700
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
6,740	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	7,037,504
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	2,951,130
	AMBAC Insured
1,300	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	1,362,335
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
10,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	10,969,900
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA–	7,626,737
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA–	5,835,477
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
6,335	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	8/15 at 100.00	Aa2	6,988,265
	Series 2005B, 5.000%, 2/15/30 – AGM Insured
	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005:
3,285	5.000%, 1/15/22 – AGM Insured	1/16 at 100.00	AA–	3,625,293
3,450	5.000%, 1/15/23 – AGM Insured	1/16 at 100.00	AA–	3,784,443
73,850	Total Pennsylvania			80,697,755
	Puerto Rico – 0.9% (0.6% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AA+ (5)	2,845,275
	(Pre-refunded 7/01/15) – SYNCORA GTY Insured
670	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	Baa1	697,108
	7/01/19 – FGIC Insured
1,330	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.250%,	7/13 at 100.00	Baa1 (5)	1,391,286
	7/01/19 (Pre-refunded 7/01/13) – FGIC Insured
1,550	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AA–	1,740,185
36,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	7,005,960
	8/01/42 – FGIC Insured
42,050	Total Puerto Rico			13,679,814
	Rhode Island – 0.2% (0.2% of Total Investments)
2,195	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/13 at 100.00	BBB	2,201,431
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
1,405	Rhode Island Health & Educational Building Corporation, Higher Education Auxiliary Enterprise	9/14 at 100.00	A1	1,517,077
	Revenue Bonds, Series 2004A, 5.500%, 9/15/24 – AMBAC Insured
3,600	Total Rhode Island			3,718,508
	South Carolina – 6.1% (4.1% of Total Investments)
14,650	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	No Opt. Call	Aa1	17,680,499
	Trust 1181, 9.704%, 8/01/15 – AGM Insured (IF)
10,000	Beaufort County, South Carolina, Tax Increment Bonds, New River Redevelopment Project, Series	12/12 at 100.00	A+	10,066,000
	2002, 5.000%, 6/01/27 – NPFG Insured
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
2,000	5.250%, 8/15/22 – NPFG Insured	8/14 at 100.00	BBB	2,143,260
2,605	5.250%, 8/15/23 – NPFG Insured	8/14 at 100.00	BBB	2,791,596
2,385	5.250%, 8/15/25 – NPFG Insured	8/14 at 100.00	BBB	2,555,838
3,005	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1988A, 0.000%,	No Opt. Call	N/R	2,991,237
	1/01/13 – AMBAC Insured
4,500	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA–	4,976,010
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
8,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	8,077,520
	Electric and Gas Company, Series 2002A, 5.200%, 11/01/27 – AMBAC Insured
10,000	South Carolina JOBS Economic Development Authority, Industrial Revenue Bonds, South Carolina	11/12 at 100.00	A	10,037,200
	Electric and Gas Company, Series 2002B, 5.450%, 11/01/32 – AMBAC Insured (Alternative
	Minimum Tax)
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA–	1,515,325
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
17,500	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	18,286,275
	10/01/34 – SYNCORA GTY Insured
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue	4/22 at 100.00	A1	11,545,908
	Bonds, Series 2012A, 5.000%, 4/15/32
86,145	Total South Carolina			92,666,668
	Tennessee – 0.1% (0.0% of Total Investments)
720	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	5/22 at 100.00	A+	782,158
	Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42
	Texas – 7.3% (4.9% of Total Investments)
4,405	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA–	4,949,194
	AGM Insured
8,700	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	9,697,716
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
4,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2000A, 6.125%,	11/12 at 100.00	A+ (5)	4,617,526
	11/01/35 (Pre-refunded 11/01/12) – FGIC Insured (Alternative Minimum Tax)
25,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/12 at 100.00	BBB	25,006,000
	2001B, 5.250%, 11/15/40 – NPFG Insured
	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A:
4,000	5.250%, 5/15/24 – FGIC Insured	5/14 at 100.00	AA	4,295,640
5,000	5.250%, 5/15/25 – NPFG Insured	5/14 at 100.00	AA	5,369,550
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,299,985
	Refunding Series 2012A, 5.000%, 8/01/46
1,765	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2001A,	8/12 at 100.00	A1	1,796,117
	5.000%, 5/15/21 – NPFG Insured
8,425	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	AA	9,528,759
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
24,330	Tarrant Regional Water District, Texas, Water Revenue Bonds, Refunding and Improvement Series	3/22 at 100.00	AAA	27,628,902
	2012, 5.000%, 3/01/52
7,550	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	BBB	8,248,300
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – NPFG Insured
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/12 at 100.00	AA–	1,862,742
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
102,315	Total Texas			110,300,431
	Utah – 1.3% (0.9% of Total Investments)
2,000	Clearfield City, Utah, Sales Tax Revenue Bonds, Series 2003, 5.000%, 7/01/28 (Pre-refunded	7/13 at 100.00	AA– (5)	2,086,460
	7/01/13) – FGIC Insured
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 –	6/18 at 100.00	AAA	17,243,550
	AGM Insured (UB)
17,000	Total Utah			19,330,010
	Virginia – 1.0% (0.7% of Total Investments)
1,035	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety	6/14 at 100.00	AA+	1,119,963
	Facilities, Series 2003A, 5.250%, 12/15/20 – AGM Insured
4,540	Norfolk Economic Development Authority, Virginia, Health Care Facilities Revenue Bonds,	11/22 at 100.00	AA	5,124,162
	Sentara Healthcare, Refunding Series 2012B, 5.000%, 11/01/43
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA–	1,080,299
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health	7/20 at 100.00	AA– (5)	19,001
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
2,300	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,430,801
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,030	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,560,011
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
13,905	Total Virginia			15,334,237
	Washington – 6.7% (4.5% of Total Investments)
10,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	2/13 at 100.00	AAA	10,071,000
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
2,500	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA (5)	2,779,175
	Development, Series 2005A, 5.000%, 1/01/29 (Pre-refunded 1/01/15) – FGIC Insured
3,500	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (5)	3,879,155
	5.000%, 10/01/24 (Pre-refunded 12/01/14) – FGIC Insured
7,500	King County, Washington, General Obligation Sewer Bonds, Series 2009, Trust 1W, 9.721%,	1/19 at 100.00	Aa1	10,537,950
	1/01/39 – AGC Insured (IF) (6)
17,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	19,274,260
4,345	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.161%,	7/17 at 100.00	AA+	6,105,768
	7/01/32 – AGM Insured (IF)
11,000	Port of Seattle, Washington, Revenue Bonds, Series 2005A, 5.000%, 3/01/35 – NPFG Insured	3/15 at 100.00	Aa3	11,903,320
4,250	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds,	No Opt. Call	Aaa	5,142,883
	Series 1989, 6.650%, 1/01/16 – FGIC Insured (ETM)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,461,713
4,085	5.000%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,652,733
4,290	5.000%, 12/01/26 – SYNCORA GTY Insured	12/16 at 100.00	AA	4,886,224
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	2,881,731
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	No Opt. Call	AA	7,240,042
	Series 2012A, 5.000%, 10/01/42
5,945	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.266%, 7/01/14 –	No Opt. Call	AA+	8,011,720
	AGM Insured (IF)
87,355	Total Washington			101,827,674
	West Virginia – 0.7% (0.5% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,195,500
	5.000%, 6/15/40
	Wisconsin – 2.4% (1.6% of Total Investments)
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	9,530,782
	Inc., Series 2012A, 5.000%, 7/15/25
10,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	11,336,907
	Series 2011A, 5.250%, 10/15/39
290	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 – FGIC Insured	5/14 at 100.00	AA	313,840
2,600	Wisconsin State, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/20 (Pre-refunded	5/14 at 100.00	Aa2 (5)	2,821,213
	5/01/14) – FGIC Insured
10,945	Wisconsin State, General Obligation Bonds, Series 2004-4, 5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	AA	11,796,964
32,595	Total Wisconsin			35,799,706
$ 2,227,393	Total Investments (cost $2,063,216,705) – 148.5%			2,253,246,819
	Floating Rate Obligations – (6.9)%			(104,433,333)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.0)% (8)			(667,200,000)
	Other Assets Less Liabilities – 2.4%			35,924,664
	Net Assets Applicable to Common Shares – 100%			$ 1,517,538,150

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,251,874,426	$1,372,393	$2,253,246,819

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $1,965,895,646.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$197,569,836
Depreciation	(14,651,723)
Net unrealized appreciation (depreciation) of investments	$182,918,113

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations of investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012